Incentive Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation Related Costs, Share-based Payments [Line Items]
Schedule Of Share-based Compensation, Restricted Stock Units Award Activity

Restricted
Stock Units
Unvested at December 31, 2013	—
Granted	1,500
Canceled	—
Vested	—
Unvested at December 31, 2014	1,500

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

	Tier I	Tier II	Performance
Year Ended December 31, 2014:	Time Awards	Time Awards	Awards
Weighted average grant date fair value	$721.62	$399.07	$409.74
Expected volatility	59.22%	55.87%	54.01%
Risk-free interest rate	1.93%	2.76%	2.35%
Expected term (years)	6.50	N/A	N/A

Year Ended December 31, 2013:
Weighted average grant date fair value	$606.70	$399.07	$371.61
Expected volatility	62.05%	55.87%	55.87%
Risk-free interest rate	1.77%	2.76%	2.76%
Expected term (years)	6.48	N/A	N/A

Year Ended December 31, 2012:
Weighted average grant date fair value	$567.88	$381.50	$433.67
Expected volatility	61.80%	57.63%	57.63%
Risk-free interest rate	0.84%	1.57%	1.57%
Expected term (years)	6.15	N/A	N/A

Black Scholes Option Pricing Model [Member]
Compensation Related Costs, Share-based Payments [Line Items]
Schedule Of Share Based Compensation Stock Options Activity

					Weighted Average
			Weighted Average		Remaining		Aggregate
	Awards		Exercise Price		Contractual Term		Intrinsic Value
	Tier I Time	Rollover	Tier I Time	Rollover	Tier I Time	Rollover	Tier I Time	Rollover
	Awards	Awards	Awards	Awards	Awards	Awards	Awards	Awards
Outstanding at January 1, 2014	54,722.7	2,985.0	$1,006	$250	8.9	7.8	$764	$4,058
Granted	17,500.0	472.0	1,241	88
Exercised	(3,463.0)	(875.0)	1,000	250			942	917
Expired	—	—	—	—
Forfeited	(7,389.7)	—	1,001	—
Outstanding at December 31, 2014	61,370.0	2,582.0	$1,074	$220	8.4	7.4	$24,005	$3,215
Exercisable at December 31, 2014	21,490.5	2,582.0	$1,003	$220	7.7	7.4	$9,928	$3,215

Monte Carlo Simulation Pricing Model [Member]
Compensation Related Costs, Share-based Payments [Line Items]
Schedule Of Share Based Compensation Stock Options Activity

					Weighted Average
			Weighted Average		Remaining		Aggregate
	Awards		Exercise Price		Contractual Term		Intrinsic Value
	Tier II Time	Performance	Tier II Time	Performance	Tier II Time	Performance	Tier II Time	Performance
	Awards	Awards	Awards	Awards	Awards	Awards	Awards	Awards
Outstanding at January 1, 2014	16,300.0	52,000.0	$2,500	$1,005	8.9	9.6	$—	$—
Granted	2,850.0	16,750.0	2,500	1,239
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	(4,900.0)	(9,177.5)	2,500	1,000
Outstanding at December 31, 2014	14,250.0	59,572.5	$2,500	$1,074	8.2	8.4	$—	$—
Exercisable at December 31, 2014	5,140.0	—	$2,500	$—	7.8	—	$—	$—